ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2019
Bottom of range [member]
ACCOUNTING POLICIES (Details) [Line Items]
Proportion of voting rights held by non-controlling interests	20.00%
Top of range [member]
ACCOUNTING POLICIES (Details) [Line Items]
Proportion of voting rights held by non-controlling interests	50.00%
Computer software [member] | Top of range [member]
ACCOUNTING POLICIES (Details) [Line Items]
Useful life measured as period of time, property, plant and equipment	7 years
Brand names [member] | Bottom of range [member]
ACCOUNTING POLICIES (Details) [Line Items]
Useful life measured as period of time, property, plant and equipment	10 years
Brand names [member] | Top of range [member]
ACCOUNTING POLICIES (Details) [Line Items]
Useful life measured as period of time, property, plant and equipment	15 years
Fixtures and Furnishings [member] | Bottom of range [member]
ACCOUNTING POLICIES (Details) [Line Items]
Useful life measured as period of time, property, plant and equipment	10 years
Fixtures and Furnishings [member] | Top of range [member]
ACCOUNTING POLICIES (Details) [Line Items]
Useful life measured as period of time, property, plant and equipment	20 years
Equipment and Motor Vehicles [member] | Bottom of range [member]
ACCOUNTING POLICIES (Details) [Line Items]
Useful life measured as period of time, property, plant and equipment	2 years
Equipment and Motor Vehicles [member] | Top of range [member]
ACCOUNTING POLICIES (Details) [Line Items]
Useful life measured as period of time, property, plant and equipment	8 years